INCOME TAX (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Operating Loss Carryforwards	$ 3,986,000
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2033